INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

21) INCOME TAXES

a) Income tax expense

Income tax expense included in the consolidated statements of operations and comprehensive income is as follows:

	2025	2024

Current income tax expense	$11,590	$6,288
Deferred income tax expense	1,665	33
Total income tax expense	$13,255	$6,321

The reconciliation of income taxes calculated at the Canadian statutory tax rate to the income tax expense recognized in the year is as follows:

	2025	2024

Net income before income taxes	$39,898	$14,421

Combined statutory tax rate	27.00%	27.00%

Income tax expense at the Canadian statutory rate	10,772	3,894

Reconciling items:
Effect of difference in foreign tax rates	1,260	477
Non-deductible/non-taxable items	2,893	217
Change in unrecognized deductible temporary differences	(3,279)	(147)
Impact of foreign exchange	(3,040)	761
Special mining duties	3,104	1,063
Revisions to estimates	2,975	11
Impact of change of tax rates	-	197
Share issue costs	(766)	(162)
Other items	(664)	10

Income tax expense recognized in the year	$13,255	$6,321

The Company recognized a non-cash recovery of $4,039 for the year ended December 31, 2025 (2024 – expense of $171) related to the deferred tax impact of the special mining duty.

	December 31,	December 31,
	2025	2024

Deferred income tax assets	$8,689	$2,993
Deferred income tax liabilities	(15,083)	(7,722)

	$(6,394)	$(4,729)

The approximate tax effects of each type of temporary difference that gives rise to potential deferred income tax assets and liabilities are as follows:

	December 31, 2025	December 31, 2024

Reclamation provision	$-	$794
Non-capital losses	6,845	-
Other deductible temporary differences	2,009	2,199
Exploration and evaluation assets	3,036	(3,626)
Plant, equipment and mining properties	(18,284)	(4,096)

Net deferred income tax liabilities	$(6,394)	$(4,729)

The net deferred tax liability presented in these consolidated financial statements is due to the difference in the carrying amounts and tax bases of the Mexican plant, equipment and mining properties which were acquired in the purchase of Avino Mexico. The carrying values of the Mexican plant, equipment and mining properties includes an estimated fair value adjustment recorded upon the July 17, 2006, acquisition of control of Avino Mexico that was based on a share exchange, while the tax bases of these assets are historical undeducted tax amounts that were nil on acquisition. The deferred tax liability is attributable to assets in the tax jurisdiction of Mexico.

The Company has non-capital tax losses of $22,815 carried forward available to reduce future Mexican taxable income and have an expiry date range of 2026 to 2035.

b) Unrecognized deductible temporary differences:

Temporary differences and tax losses arising in Canada have not been recognized as deferred income tax assets due to the fact that management has determined it is not probable that sufficient future taxable profits will be earned in Canada to recover such assets. Unrecognized deductible temporary differences are summarized as follows:

	December 31, 2025	December 31, 2024

Tax losses carried forward - Canada	$20,272	$18,435
Tax losses carried forward - Mexico	-	29,845
Share issue costs	2,841	922
Plant, equipment and mining properties	96	563
Exploration and evaluation assets	(7,022)	1,070
Investments	(311)	2,237

Unrecognized deductible temporary differences	$15,876	$53,072

The Company has capital losses of $7,637 carried forward and $12,635 in non-capital tax losses carried forward available to reduce future Canadian taxable income. The capital losses can be carried forward indefinitely until used. The non-capital losses have an expiry date range of 2026 to 2045.